UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund
Eaton Vance Commodity Strategy Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Greater India Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Parametric Option Absolute Return Strategy Fund (formerly, Eaton Vance Option Absolute Return Strategy Fund)
Eaton Vance Real Estate Fund
Eaton Vance Small-Cap Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund

Eaton Vance
Balanced Fund
March 31, 2011 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2011, the Fund owned 51.8% of Investment Grade Income Portfolio’s outstanding interests and 63.7% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at March 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Core Research Portfolio (identified cost, $123,706,629)	$151,154,212	67.1%

Investment Grade Income Portfolio (identified cost, $72,652,438)	74,256,429	33.0

Total Investments in Affiliated Portfolios (identified cost, $196,359,067)	$225,410,641	100.1%

Other Assets, Less Liabilities	$(264,751)	(0.1)%

Net Assets	$225,145,890	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011 and December 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Dividend Builder Fund
March 31, 2011 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $1,329,747,661 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 5.9%
General Dynamics Corp.	310,000	$23,733,600
Lockheed Martin Corp.	335,000	26,934,000
United Technologies Corp.	325,000	27,511,250

		$78,178,850

Beverages — 1.6%
Anheuser-Busch InBev NV	250,000	$14,252,945
PepsiCo, Inc.	100,000	6,441,000

		$20,693,945

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	100,000	$15,847,000

		$15,847,000

Chemicals — 2.6%
BASF SE	150,000	$12,947,247
Praxair, Inc.(1)	215,000	21,844,000

		$34,791,247

Commercial Banks — 5.0%
PNC Financial Services Group, Inc.	425,000	$26,770,750
Wells Fargo & Co.	1,241,672	39,361,002

		$66,131,752

Communications Equipment — 4.8%
Cisco Systems, Inc.	700,000	$12,005,000
HTC Corp.	478,000	18,670,584
QUALCOMM, Inc.	350,000	19,190,500
Telefonaktiebolaget LM Ericsson, Class B	1,100,000	14,152,424

		$64,018,508

Computers & Peripherals — 2.9%
Apple, Inc.(2)	110,000	$38,329,500

		$38,329,500

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	300,000	$13,830,000

		$13,830,000

Diversified Telecommunication Services — 5.5%
Deutsche Telekom AG	500,000	$7,734,175
Koninklijke KPN NV	1,205,000	20,547,836
Tele2 AB	795,000	18,360,670
TeliaSonera AB(1)	1,200,000	10,371,094
Verizon Communications, Inc.	425,000	16,379,500

		$73,393,275

Energy Equipment & Services — 3.5%
Schlumberger, Ltd.	175,000	$16,320,500
Seadrill, Ltd.(1)	850,000	30,730,952

		$47,051,452

Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	450,000	$23,422,500

		$23,422,500

1

Security	Shares	Value
Food Products — 1.7%
Nestle SA	400,000	$22,906,034

		$22,906,034

Health Care Equipment & Supplies — 2.7%
Becton, Dickinson and Co.	240,000	$19,108,800
Covidien PLC	325,000	16,880,500

		$35,989,300

Health Care Providers & Services — 2.4%
Fresenius Medical Care AG & Co. KGaA	205,372	$13,777,860
UnitedHealth Group, Inc.	400,000	18,080,000

		$31,857,860

Hotels, Restaurants & Leisure — 4.3%
Carnival Corp.	490,000	$18,796,400
McDonald’s Corp.	500,000	38,045,000

		$56,841,400

Industrial Conglomerates — 1.5%
Siemens AG	150,000	$20,518,267

		$20,518,267

Insurance — 7.2%
Aflac, Inc.	350,000	$18,473,000
Lincoln National Corp.	650,600	19,544,024
MetLife, Inc.	500,169	22,372,560
Prudential Financial, Inc.	576,304	35,488,800

		$95,878,384

IT Services — 5.7%
Accenture PLC, Class A	620,000	$34,081,400
International Business Machines Corp.	260,000	42,398,200

		$76,479,600

Machinery — 1.6%
Illinois Tool Works, Inc.	390,000	$20,950,800

		$20,950,800

Media — 1.6%
Eutelsat Communications	100,000	$3,989,815
Time Warner Cable, Inc.	245,000	17,478,300

		$21,468,115

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR(1)	150,000	$14,382,000

		$14,382,000

Multi-Utilities — 4.7%
CMS Energy Corp.(1)	800,000	$15,712,000
National Grid PLC	700,000	6,659,194
PG&E Corp.	595,000	26,287,100
Sempra Energy	250,000	13,375,000

		$62,033,294

Multiline Retail — 1.0%
Kohl’s Corp.	240,000	$12,729,600

		$12,729,600

Oil, Gas & Consumable Fuels — 9.3%
Cameco Corp.(1)	300,000	$9,012,000
Chevron Corp.	180,000	19,337,400
ConocoPhillips	365,000	29,148,900
Kinder Morgan Management, LLC(2)	245,000	16,069,550
Occidental Petroleum Corp.	129,000	13,479,210

2

Security	Shares	Value
Royal Dutch Shell PLC, Class A	1,000,000	$36,273,378

		$123,320,438

Pharmaceuticals — 5.5%
Abbott Laboratories	300,000	$14,715,000
Merck & Co., Inc.	300,000	9,903,000
Pfizer, Inc.	500,000	10,155,000
Takeda Pharmaceutical Co., Ltd.(1)	300,000	13,996,687
Teva Pharmaceutical Industries, Ltd. ADR	475,000	23,830,750

		$72,600,437

Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc.	850,000	$14,832,500

		$14,832,500

Road & Rail — 1.9%
Union Pacific Corp.	260,000	$25,565,800

		$25,565,800

Software — 4.0%
Activision Blizzard, Inc.	1,500,000	$16,455,000
Microsoft Corp.	720,000	18,259,200
Oracle Corp.	550,000	18,353,500

		$53,067,700

Specialty Retail — 1.2%
TJX Companies, Inc. (The)	325,000	$16,162,250

		$16,162,250

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	80,000	$6,056,000

		$6,056,000

Tobacco — 1.9%
British American Tobacco PLC	625,000	$25,060,980

		$25,060,980

Trading Companies & Distributors — 1.0%
Mitsubishi Corp.(1)	500,000	$13,864,201

		$13,864,201

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC ADR	840,000	$24,150,000

		$24,150,000

Total Common Stocks (identified cost $1,081,116,185)		$1,322,402,989

3

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.14%(3)(4)	$69,888	$69,888,243
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	2,451	2,451,184

Total Short-Term Investments (identified cost $72,339,427)		$72,339,427

Total Investments — 104.9% (identified cost $1,153,455,612)		$1,394,742,416

Other Assets, Less Liabilities — (4.9)%		$(64,994,688)

Net Assets — 100.0%		$1,329,747,728

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2011.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 were $29,673 and $12,203, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2011, the Portfolio loaned securities having a market value of $66,981,239 and received $69,888,243 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.0%	$957,614,746
United Kingdom	5.1	67,993,552
Germany	4.1	54,977,549
Ireland	3.9	50,961,900
Sweden	3.2	42,884,188
Bermuda	2.3	30,730,952
Japan	2.1	27,860,888
Switzerland	1.7	22,906,034
Netherlands	1.6	20,547,836
Taiwan	1.4	18,670,584
Belgium	1.1	14,252,945
Canada	0.7	9,012,000
France	0.3	3,989,815

Long-Term Investments	99.5%	$1,322,402,989
Short-Term Investments		$72,339,427

Total Investments		$1,394,742,416

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,156,711,019

Gross unrealized appreciation	$247,216,016
Gross unrealized depreciation	(9,184,619)

Net unrealized appreciation	$238,031,397

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$109,267,550	$3,989,815		$—	$113,257,365
Consumer Staples	29,863,500	62,219,959		—	92,083,459
Energy	103,367,560	67,004,330		—	170,371,890
Financials	206,519,636	—		—	206,519,636
Health Care	112,673,050	27,774,547		—	140,447,597
Industrials	124,695,450	34,382,469		—	159,077,919
Information Technology	199,072,300	32,823,008		—	231,895,308
Materials	36,226,000	12,947,246		—	49,173,246
Telecommunication Services	40,529,500	57,013,775		—	97,543,275
Utilities	55,374,100	6,659,194		—	62,033,294

Total Common Stocks	$1,017,588,646	$304,814,343	*	$—	$1,322,402,989

Short-Term Investments	$—	$72,339,427		$—	$72,339,427

Total Investments	$1,017,588,646	$377,153,770		$—	$1,394,742,416

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Equity Asset Allocation Fund
March 31, 2011 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2011, the Fund owned less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 3.9% of Multi-Cap Growth Portfolio’s outstanding interests, 3.5% of Large-Cap Growth Portfolio’s outstanding interests, 17.5% of International Equity Portfolio’s outstanding interests, 0.4% of SMID-Cap Portfolio’s outstanding interests, 1.7% of Large-Cap Core Research Portfolio’s outstanding interests and 1.3% of Small-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Value Portfolio (identified cost, $7,896,550)	$9,445,041	22.8%

Multi-Cap Growth Portfolio (identified cost, $7,436,032)	7,875,975	19.0

Large-Cap Growth Portfolio (identified cost, $6,280,635)	7,837,971	18.9

International Equity Portfolio (identified cost, $4,365,303)	5,136,717	12.4

SMID-Cap Portfolio (identified cost, $2,706,584)	4,331,595	10.5

Large-Cap Core Research Portfolio (identified cost, $3,595,051)	4,093,069	9.9

Small-Cap Portfolio (identified cost, $2,135,724)	2,818,276	6.8

Total Investments in Affiliated Portfolios (identified cost, $34,415,879)	$41,538,644	100.3%

Other Assets, Less Liabilities	$(108,286)	(0.3)%

Net Assets	$41,430,358	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011 and December 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Greater India Fund
March 31, 2011 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $720,788,307 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 91.9%

Automobiles — 4.4%
Bajaj Auto, Ltd.	258,640	$8,491,420
Mahindra & Mahindra, Ltd.	1,160,146	18,179,481
Maruti Suzuki India, Ltd.	170,861	4,846,073

		$31,516,974

Commercial Banks — 16.0%
Allahabad Bank, Ltd.	1,909,984	$9,943,045
Bank of Baroda	326,451	7,058,613
Canara Bank, Ltd.	588,440	8,245,797
HDFC Bank, Ltd.	421,319	22,209,182
ICICI Bank, Ltd.	1,384,334	34,513,132
ING Vysya Bank, Ltd.	1,030,003	7,437,467
State Bank of India	424,118	26,263,218

		$115,670,454

Construction & Engineering — 7.3%
IRB Infrastructure Developers, Ltd.	2,547,943	$12,161,407
IVRCL, Ltd.	2,237,083	4,112,019
Lanco Infratech, Ltd.(1)	9,271,163	8,264,600
Larsen & Toubro, Ltd.	759,600	28,260,929

		$52,798,955

Construction Materials — 0.6%
UltraTech Cement, Ltd.	156,582	$3,949,990

		$3,949,990

Consumer Finance — 0.7%
Shriram Transport Finance Co., Ltd.	283,779	$5,093,894

		$5,093,894

Diversified Financial Services — 1.8%
Infrastructure Development Finance Co., Ltd.	3,765,272	$13,039,418

		$13,039,418

Electric Utilities — 4.1%
Power Grid Corporation of India, Ltd.	5,688,039	$12,883,486
Tata Power Co., Ltd.	568,715	16,957,417

		$29,840,903

Electrical Equipment — 3.6%
Bharat Heavy Electricals, Ltd.	313,519	$14,485,631
Crompton Greaves, Ltd.	1,893,302	11,655,468

		$26,141,099

Gas Utilities — 0.8%
GAIL (India), Ltd.	572,785	$5,898,137

		$5,898,137

Hotels, Restaurants & Leisure — 0.9%
Mahindra Holidays & Resorts India, Ltd.	800,033	$6,285,325

		$6,285,325

Independent Power Producers & Energy Traders — 1.0%
GVK Power & Infrastructure, Ltd.(1)	11,945,429	$6,954,538

		$6,954,538

1

Security	Shares	Value
Industrial Conglomerates — 1.4%
Jaiprakash Associates, Ltd.	4,924,214	$10,326,726

		$10,326,726

IT Services — 12.9%
HCL Technologies, Ltd.	1,837,539	$19,794,897
Infosys Technologies, Ltd.	611,883	44,413,133
Tata Consultancy Services, Ltd.	1,094,785	29,019,339

		$93,227,369

Machinery — 3.0%
BEML, Ltd.	271,301	$4,207,076
Tata Motors, Ltd.	634,370	17,708,867

		$21,915,943

Media — 1.5%
Zee Entertainment Enterprises, Ltd.	3,783,120	$10,447,084

		$10,447,084

Metals & Mining — 4.4%
Steel Authority of India, Ltd.	2,119,084	$8,069,884
Tata Steel, Ltd.	1,670,454	23,306,744

		$31,376,628

Oil, Gas & Consumable Fuels — 11.9%
Bharat Petroleum Corp., Ltd.	813,620	$11,143,014
Oil & Natural Gas Corp., Ltd.	2,293,948	14,919,314
Reliance Industries, Ltd.	2,525,587	59,611,400

		$85,673,728

Pharmaceuticals — 6.5%
Aurobindo Pharma, Ltd.	2,235,325	$9,899,444
Cipla, Ltd.	1,223,674	8,907,107
Dr. Reddy’s Laboratories, Ltd.	515,737	19,125,100
Glenmark Pharmaceuticals, Ltd.	1,374,180	8,708,562

		$46,640,213

Real Estate Management & Development — 0.7%
Sobha Developers, Ltd.	787,566	$5,220,281

		$5,220,281

Thrifts & Mortgage Finance — 2.3%
Housing Development Finance Corp., Ltd.	1,076,650	$16,860,264

		$16,860,264

Tobacco — 3.7%
ITC, Ltd.	6,498,539	$26,629,183

		$26,629,183

Wireless Telecommunication Services — 2.4%
Bharti Airtel, Ltd.	2,137,116	$17,145,528

		$17,145,528

Total India (identified cost $523,737,173)		$662,652,634

Sri Lanka — 3.9%

Commercial Banks — 1.5%
Commercial Bank of Ceylon PLC	4,397,380	$10,555,783

		$10,555,783

2

Security	Shares	Value
Industrial Conglomerates — 1.5%
John Keells Holdings PLC	4,184,226	$10,840,062

		$10,840,062

Wireless Telecommunication Services — 0.9%
Dialog Axiata PLC(1)	71,161,980	$6,811,155

		$6,811,155

Total Sri Lanka (identified cost $23,433,306)		$28,207,000

Total Common Stocks (identified cost $547,170,479)		$690,859,634

Corporate Bonds — 0.1%

	Principal
	Amount
Security	(000’s omitted)		Value
India — 0.1%
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	15,472	$346,947

Total Corporate Bonds (identified cost $342,455)			$346,947

Short-Term Investments — 0.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/11	$427	$426,539

Total Short-Term Investments (identified cost $426,539)		$426,539

Total Investments — 96.0% (identified cost $547,939,473)		$691,633,120

Other Assets, Less Liabilities — 4.0%		$29,156,461

Net Assets — 100.0%		$720,789,581

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

INR	-	Indian Rupee

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$569,364,944

Gross unrealized appreciation	$172,147,083
Gross unrealized depreciation	(49,878,907)

Net unrealized appreciation	$122,268,176

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$48,249,383		$—	$48,249,383
Consumer Staples	—	26,629,183		—	26,629,183
Energy	—	85,673,728		—	85,673,728
Financials	10,555,783	155,884,311		—	166,440,094
Health Care	—	46,640,213		—	46,640,213
Industrials	10,840,062	111,182,723		—	122,022,785
Information Technology	—	93,227,369		—	93,227,369
Materials	—	35,326,618		—	35,326,618
Telecommunication Services	6,811,155	17,145,528		—	23,956,683
Utilities	—	42,693,578		—	42,693,578

Total Common Stocks	$28,207,000	$662,652,634	*	$—	$690,859,634

Corporate Bonds	$—	$346,947		$—	$346,947
Short-Term Investments	—	426,539		—	426,539

Total Investments	$28,207,000	$663,426,120		$—	$691,633,120

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Commodity Strategy Fund
March 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Cayman Islands — 0.9%
East Lane Re IV, Ltd., 5.836%, 3/14/14(1)(2)(3)	$1,400	$1,389,500
Foundation Re III, Ltd., 5.086%, 2/25/15(1)(2)(3)	2,375	2,360,512

Total Cayman Islands		$3,750,012

Chile — 0.2%
BRT Escrow Corp. SpA, 8.00%, 8/18/18(1)	950	$900,146

Total Chile		$900,146

Total Foreign Corporate Bonds (identified cost $4,712,492)		$4,650,158

U.S. Treasury Obligations — 13.7%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation Protected Notes:
0.50%, 4/15/15(4)	$34,546	$35,863,232
1.125%, 1/15/21(4)	3,020	3,063,354
1.25%, 4/15/14(4)	9,780	10,453,945
1.25%, 7/15/20(4)	2,726	2,814,652
1.375%, 1/15/20(4)	1,018	1,067,710
2.125%, 2/15/40(4)	815	864,019
2.375%, 1/15/25(4)	1,577	1,772,126
U.S. Treasury Note:
1.25%, 9/30/15	3,000	2,897,814

Total U.S. Treasury Obligations (identified cost $58,232,677)		$58,796,852

Exchange-Traded Notes (ETN) — 1.5%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(5)	130,795	$6,716,323

Total Exchange-Traded Notes (ETN) (identified cost $6,380,826)		$6,716,323

Investment Funds — 0.9%

Security	Shares	Value
iShares Barclays TIPS Bond Fund	36,585	$3,993,619

Total Investment Funds (identified cost $3,938,800)		$3,993,619

1

Call Options Purchased — 0.3%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Brent Crude Oil Future 6/11, European Style	30	$150	5/11/11	$7,200
Light Sweet Crude Oil Future 6/11	53	120	5/17/11	71,550
Light Sweet Crude Oil Future 12/15	61	100	11/17/15	1,133,380

Total Call Options Purchased (identified cost $1,055,496)				$1,212,130

Put Options Purchased — 0.0%(6)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Cotton Future 5/11	39	$1,900	4/8/11	$29,835

Total Put Options Purchased (identified cost $107,355)				$29,835

Short-Term Investments — 77.3%

U.S. Treasury Obligations — 66.3%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/5/11	$80,000	$79,997,200
U.S. Treasury Bill, 0.00%, 5/12/11(7)	130,000	129,994,540
U.S. Treasury Bill, 0.00%, 6/23/11	75,000	74,986,650

Total U.S. Treasury Obligations (identified cost $284,951,680)		$284,978,390

Other Securities — 11.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(8)	$47,141	$47,140,983

Total Other Securities (identified cost $47,140,983)		$47,140,983

Total Short-Term Investments (identified cost $332,092,663)		$332,119,373

Total Investments — 94.8% (identified cost $406,520,309)		$407,518,290

Other Assets, Less Liabilities — 5.2%		$22,324,704

Net Assets — 100.0%		$429,842,994

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $4,650,158 or 1.1% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2011.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

2

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $26,719.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and principal investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2011 were $110,656,436 or 25.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at March 31, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
5/11	7 Aluminum	Long	$454,869	$461,125	$6,256
5/11	14 Aluminum	Short	(879,725)	(922,250)	(42,525)
6/11	12 Aluminum	Long	760,350	793,425	33,075
5/11	7 Brent Crude Oil	Long	806,820	821,520	14,700
5/11	6 Copper	Short	(632,100)	(646,125)	(14,025)
6/11	3 Copper	Short	(691,275)	(707,194)	(15,919)
5/11	65 Corn	Short	(2,260,750)	(2,253,062)	7,688
12/12	15 Cotton	Long	767,845	752,550	(15,295)
5/11	32 Gold	Long	4,531,840	4,605,760	73,920
6/11	4 Gold	Long	566,360	575,960	9,600
8/11	27 Lean Hogs	Short	(1,067,580)	(1,114,020)	(46,440)
8/11	27 Live Cattle	Long	1,265,760	1,319,490	53,730
5/11	8 Red Spring Wheat	Long	357,600	369,500	11,900
7/11	18 Red Spring Wheat	Long	760,500	838,800	78,300
5/11	5 Silver	Long	920,375	947,200	26,825
5/11	6 Soybean	Long	397,550	423,075	25,525
7/11	5 Soybean	Long	341,500	355,250	13,750
5/11	12 Sugar	Long	405,081	364,358	(40,723)
5/11	9 Wheat	Long	374,463	343,463	(31,000)
6/11	14 Zinc	Short	(799,319)	(825,475)	(26,156)
6/11	73 U.S. 5-Year Treasury Note	Long	8,513,625	8,525,602	11,977
6/11	61 U.S. 5-Year Treasury Note	Long	7,114,125	7,124,133	10,008

					$145,171

Inflation Swaps

	Notional
	Amount		Fund	Fund	Termination	Net Unrealized
Counterparty	(000s omitted)		Receives	Pays	Date	Depreciation
Citibank NA	USD	1,100	0.94%	Return on CPI-U (NSA)	7/6/12	$(27,984)
Citibank NA	USD	1,200	0.99	Return on CPI-U (NSA)	8/4/12	(30,910)
Citibank NA	USD	2,100	1.10	Return on CPI-U (NSA)	10/4/12	(59,514)
Citibank NA	USD	2,000	1.24	Return on CPI-U (NSA)	11/1/12	(52,050)
Citibank NA	USD	3,000	1.30	Return on CPI-U (NSA)	12/6/12	(79,290)
Citibank NA	USD	8,600	1.96	Return on CPI-U (NSA)	2/10/13	(133,025)
Citibank NA	EUR	800	1.58	Return on EUR-EXT-CPI	7/5/15	(23,644)
Citibank NA	EUR	1,000	1.50	Return on EUR-EXT-CPI	8/4/15	(35,754)
Citibank NA	EUR	1,500	1.59	Return on EUR-EXT-CPI	10/5/15	(59,697)
Citibank NA	EUR	2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(72,626)
Citibank NA	EUR	2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(66,039)
Credit Suisse	EUR	6,000	2.00	Return on EUR-EXT-CPI	2/10/16	(65,704)

						$(706,237)

3

EUR	-	Euro

USD	-	U.S. Dollar

CPI-U (NSA)	-	Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted

EUR-EXT-CPI	-	EUR-Non-revised Consumer Price Index excluding Tobacco

Interest Rate Swaps

		Fund
		Pays/
	Notional	Receives	Floating	Annual		Net Unrealized
	Amount	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)	Rate	Index	Rate	Date	(Depreciation)
Citibank NA	$5,000	Receive	3-month USD- LIBOR-BBA	2.86%	11/16/20	$228,131
Citibank NA	7,000	Receive	3-month USD- LIBOR-BBA	3.42	1/5/21	24,264
Citibank NA	600	Receive	3-month USD- LIBOR-BBA	3.75	8/4/40	51,170
Citibank NA	1,400	Receive	3-month USD- LIBOR-BBA	3.32	8/25/40	226,497
Citibank NA	1,300	Receive	3-month USD- LIBOR-BBA	3.35	10/4/40	187,849
Citibank NA	2,000	Receive	3-month USD- LIBOR-BBA	3.67	11/1/40	180,206
Citibank NA	1,700	Receive	3-month USD- LIBOR-BBA	3.97	12/6/40	70,842
Citibank NA	2,600	Receive	3-month USD- LIBOR-BBA	4.17	1/5/41	26,595
Credit Suisse	5,400	Receive	3-month USD- LIBOR-BBA	3.76	2/10/21	(119,903)
Credit Suisse	4,000	Receive	3-month USD- LIBOR-BBA	4.47	2/10/41	(154,210)

						$721,441

Credit Default Swaps — Sell Protection

		Notional	Contract			Current
		Amount*	Annual		Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Appreciation
Russia	Citibank NA	$275	1.00	%(1)	9/20/15	1.17%	$9,488
Russia	Citibank NA	1,000	1.00	(1)	12/20/15	1.21	15,916
Russia	Citibank NA	1,000	1.00	(1)	12/20/15	1.21	14,969
Russia	Citibank NA	5,500	1.00	(1)	3/20/16	1.25	36,728
Russia	Citibank NA	2,500	1.00	(1)	6/20/16	1.28	762

							$77,863

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Germany	Citibank NA	$1,200	0.25	%(1)	9/20/15	$(134)
Germany	Citibank NA	1,200	0.25	(1)	12/20/15	1,213
Germany	Citibank NA	2,500	0.25	(1)	12/20/15	(13,157)
Germany	Citibank NA	4,100	0.25	(1)	3/20/16	(20,499)
Germany	Credit Suisse	11,000	0.25	(1)	6/20/16	4,742

						$(27,835)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,275,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional
	Amount	Expiration	Fund	Fund	Net Unrealized
Counterparty	(000’s omitted)	Date	Pays	Receives	Appreciation
Citibank	$195,900	4/13/11	0.18%	Excess Return on Dow Jones-UBS Commodity Index	$7,426,042
Citibank	37,000	4/13/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	1,456,943
Credit Suisse	182,600	5/3/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	—

					$8,882,985

Written options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	12	38,913
Options terminated in closing purchase transactions	(12)	(38,913)

Outstanding, end of period	—	$—

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and options thereon, total return swaps based on a commodity index, and commodity exchange traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return.

Interest Rate and Foreign Exchange Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap and inflation swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates. The Fund also enters into futures contracts to purchase or sell foreign currency as a substitution for a foreign currency deposit or borrowing that reflects the interest rate differential between the foreign country and the U.S. and to hedge against fluctuations in currency exchange rates on its investments.

5

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$355,269	$(232,083)
Commodity	Purchased Options	1,241,965	—
Commodity	Total Return Swaps	8,882,985	—

		$10,480,219	$(232,083)

Credit	Credit Default Swaps	$83,818	$(33,790)

		$83,818	$(33,790)

Interest Rate	Futures Contracts*	$21,985	$—
Interest Rate	Inflation Swaps	—	(706,237)
Interest Rate	Interest Rate Swaps	995,554	(274,113)

		$1,017,539	$(980,350)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$406,770,784

Gross unrealized appreciation	$1,139,434
Gross unrealized depreciation	(391,928)

Net unrealized appreciation	$747,506

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$4,650,158	$—	$4,650,158
U.S. Treasury Obligations	—	58,796,852	—	58,796,852
Exchange-Traded Notes (ETN)	6,716,323	—	—	6,716,323
Investment Funds	3,993,619	—	—	3,993,619
Call Options Purchased	1,212,130	—	—	1,212,130
Put Options Purchased	29,835	—	—	29,835
Short-Term Investments
U.S. Treasury Obligations	—	284,978,390	—	284,978,390
Other Securities	—	47,140,983	—	47,140,983

Total Investments	$11,951,907	$395,566,383	$—	$407,518,290

Futures Contracts	$377,254	$—	$—	$377,254
Swap Contracts	—	9,962,357	—	9,962,357

Total	$12,329,161	$405,528,740	$—	$417,857,901

Liability Description

Futures Contracts	$(232,083)	$—	$—	$(232,083)
Swap Contracts	—	(1,014,140)	—	(1,014,140)

Total	$(232,083)	$(1,014,140)	$—	$(1,246,223)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Investment Grade Income Fund
March 31, 2011 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $44,257,788 and the Fund owned 30.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 41.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.8%
Ford Motor Co., 7.45%, 7/16/31	$500	$543,455
Navistar International Corp., 8.25%, 11/1/21	500	556,875

		$1,100,330

Automotive & Auto Parts — 0.7%
Lear Corp., 7.875%, 3/15/18	$500	$546,250
O’Reilly Automotive, Inc., 4.875%, 1/14/21	415	410,636

		$956,886

Banks — 8.3%
American Express Co., 6.80% to 9/1/16, 9/1/36, 9/1/66(1)(2)	$580	$595,950
American Express Co., 8.125%, 5/20/19	890	1,110,773
Bank of America Corp., 5.65%, 5/1/18	580	606,001
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(1)(2)	330	344,850
Citigroup, Inc., 5.00%, 9/15/14	280	292,331
Citigroup, Inc., 5.85%, 8/2/16(3)	745	806,947
Citigroup, Inc., 8.50%, 5/22/19	185	228,337
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,316,722
Discover Bank, 7.00%, 4/15/20	430	473,247
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(1)(2)	500	490,625
HSBC Finance Corp., 5.50%, 1/19/16	350	384,223
Invesco, Ltd., 5.375%, 12/15/14	650	698,308
KeyCorp, MTN, 3.75%, 8/13/15	485	489,775
Macquarie Bank, Ltd., 6.625%, 4/7/21(4)	500	499,025
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(2)	400	386,897
Merrill Lynch & Co., 5.70%, 5/2/17	580	602,041
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,219,678
Northgroup Preferred Capital Corp., 6.378% to 10/15/12, 10/15/17, 1/29/49(1)(2)(4)	600	582,119
SunTrust Banks, Inc., 3.60%, 4/15/16	805	800,053

		$11,927,902

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$192,031
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	696,301
Brown-Forman Corp., 2.50%, 1/15/16	705	696,978
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	703,562

		$2,288,872

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$623,000

		$623,000

Broadcasting and Cable — 0.8%
Time Warner Cable, Inc., 8.75%, 2/14/19	$425	$530,145
Time Warner, Inc., 5.875%, 11/15/16	620	691,560

		$1,221,705

Chemicals — 1.0%
Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$722,163
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	650	707,848

		$1,430,011

Commercial Services — 1.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$396,671
Waste Management, Inc., 7.375%, 3/11/19(3)	260	313,123

	Principal
	Amount
Security	(000’s omitted)	Value
Waste Management, Inc., 7.75%, 5/15/32	$310	$385,876
Western Union Co. (The), 6.20%, 11/17/36(3)	700	687,172

		$1,782,842

Communications Services — 1.6%
British Telecommunications PLC, 5.95%, 1/15/18	$510	$562,924
Crown Castle International Corp., 9.00%, 1/15/15	270	299,025
Qwest Corp., 7.625%, 6/15/15	640	739,200
Telefonica Emisiones SAU, 4.949%, 1/15/15(3)	610	643,535

		$2,244,684

Computers — 0.2%
Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$319,125

		$319,125

Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,399,330
Tyco Electronics Group SA, 6.55%, 10/1/17	620	709,380

		$2,108,710

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39	$420	$456,481
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	378,118

		$834,599

Electric Utilities — 1.0%
Entergy Louisiana, LLC, 4.80%, 5/1/21	$775	$766,141
PPL Energy Supply, LLC, 6.50%, 5/1/18(3)	650	726,097

		$1,492,238

Electrical and Electronic Equipment — 0.9%
Amphenol Corp., 4.75%, 11/15/14	$700	$750,880
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	500	499,375

		$1,250,255

Energy — 1.9%
Cameron International Corp., 6.375%, 7/15/18(3)	$635	$712,904
Petrobras International Finance Co., 7.875%, 3/15/19	570	671,429
Rowan Cos., Inc., 5.00%, 9/1/17	650	672,569
Total Capital SA, 3.00%, 6/24/15	675	688,828

		$2,745,730

Financial Services — 2.1%
Capital One Bank USA NA, 8.80%, 7/15/19	$615	$773,516
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,621,284
Goldman Sachs Group, Inc., 6.15%, 4/1/18	530	574,451

		$2,969,251

Foods — 0.9%
Corn Products International, Inc., 3.20%, 11/1/15	$205	$204,520
Kraft Foods, Inc., 5.375%, 2/10/20	510	538,620
Kraft Foods, Inc., 6.50%, 2/9/40	120	128,602
Ralcorp Holdings, Inc., 4.95%, 8/15/20	365	367,016

		$1,238,758

Foods-Retail — 0.5%
Safeway, Inc., 6.25%, 3/15/14(3)	$630	$696,482

		$696,482

Health Services — 0.3%
McKesson Corp., 6.50%, 2/15/14	$340	$381,168

		$381,168

	Principal
	Amount
Security	(000’s omitted)	Value
Home Construction — 0.3%
Pulte Group, Inc., 5.20%, 2/15/15(3)	$450	$448,875

		$448,875

Insurance — 1.6%
Lincoln National Corp., 4.30%, 6/15/15	$465	$482,172
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	665,619
The Travelers Cos., Inc., 5.80%, 5/15/18	875	962,053
Willis Group Holdings PLC, 4.125%, 3/15/16	265	263,589

		$2,373,433

Lodging and Gaming — 1.7%
International Game Technology, 7.50%, 6/15/19	$600	$681,416
Las Vegas Sands Corp., 6.375%, 2/15/15(3)	450	460,688
Penn National Gaming, Inc., 8.75%, 8/15/19(3)	540	598,725
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	650	731,250

		$2,472,079

Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$670,568

		$670,568

Office Equipment/Supplies — 0.5%
Xerox Corp., 7.20%, 4/1/16	$650	$746,550

		$746,550

Oil and Gas-Equipment and Services — 0.5%
Weatherford International, Inc., 6.35%, 6/15/17	$630	$696,366

		$696,366

Pipelines — 1.8%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(1)(2)(3)	$745	$790,598
Energy Transfer Partners, LP, 5.95%, 2/1/15	520	569,869
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)(3)	500	497,980
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	680,635

		$2,539,082

Real Estate Investment Trusts (REITs) — 1.5%
Brandywine Operating Partnership LP, 4.95%, 4/15/18	$550	$543,563
BRE Properties, Inc., 5.50%, 3/15/17(3)	660	706,986
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	372,302
Vornado Realty, LP, 4.25%, 4/1/15	605	619,149

		$2,242,000

Retail-Specialty and Apparel — 2.8%
AutoZone, Inc., 4.00%, 11/15/20	$750	$697,900
Home Depot, Inc., 5.875%, 12/16/36	730	728,006
Limited Brands, Inc., 8.50%, 6/15/19	250	288,125
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	702,000
Staples, Inc., 9.75%, 1/15/14(3)	520	624,216
Target Corp., 6.00%, 1/15/18	600	686,521
Toys “R” Us, 10.75%, 7/15/17	250	285,000

		$4,011,768

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$968,271

		$968,271

Toys, Games & Hobbies — 0.5%
Hasbro, Inc., 6.35%, 3/15/40	$735	$739,340

		$739,340

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation — 1.9%
AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(4)	$600	$603,000
Kansas City Southern Mexico, 8.00%, 2/1/18(3)	500	547,500
Ryder System, Inc., MTN, 7.20%, 9/1/15	660	764,858
Southwest Airlines Co., 5.125%, 3/1/17	730	757,376

		$2,672,734

Utilities — 0.5%
Southern California Edison Co., 4.15%, 9/15/14	$150	$160,330
Southern California Edison Co., 6.05%, 3/15/39	490	535,730

		$696,060

Total Corporate Bonds (identified cost $56,756,169)		$58,889,674

Agency Mortgage-Backed Securities — 22.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$385	$395,682
Gold Pool #G04309, 5.50%, 5/1/38	4,089	4,355,747
Gold Pool #G18176, 5.00%, 4/1/22	1,364	1,451,174
Pool #A97620, 4.50%, 3/1/41	2,050	2,082,728
Pool #C03517, 4.50%, 9/1/40	2,284	2,320,910
Pool #G08348, 5.00%, 6/1/39	1,160	1,210,746

		$11,816,987

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,703	$1,675,021
Pool #256673, 5.50%, 4/1/37	2,936	3,139,210
Pool #257169, 4.50%, 3/1/38	2,203	2,245,360
Pool #889040, 5.00%, 6/1/37	1,716	1,798,351
Pool #918109, 5.00%, 5/1/37	3,523	3,689,809
Pool #929009, 6.00%, 1/1/38	2,233	2,427,117
Pool #AB1652, 3.50%, 10/1/40	1,260	1,185,860
Pool #AC8540, 4.50%, 12/1/24	946	993,246
Pool #AE7535, 4.00%, 10/1/40	1,441	1,417,105
Pool #AH6827, 4.00%, 3/1/26	1,200	1,234,687

		$19,805,766

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$206	$222,892

		$222,892

Total Agency Mortgage-Backed Securities (identified cost $30,618,245)		$31,845,645

Commercial Mortgage-Backed Securities — 14.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$500	$527,406
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	485,516
BACM, Series 2005-1, Class A5, 5.167%, 11/10/42(5)	350	375,270
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	320,947
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	400	419,634
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(5)	381	406,222

	Principal
	Amount
Security	(000’s omitted)	Value
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(5)	$335	$346,829
CGCMT, Series 2004-C1, Class A4, 5.541%, 4/15/40(5)	400	429,826
COMM, Series 2005-LP5, Class A4, 4.982%, 5/10/43(5)	500	532,026
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38(5)	425	428,847
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(5)	450	472,948
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(5)	505	541,862
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(5)	615	655,790
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(5)	470	497,193
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(4)	599	606,411
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(4)	500	507,875
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	285	290,576
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	42	42,004
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	366,143
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40(5)	400	423,072
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(5)	600	643,972
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	399,220
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(5)	425	448,280
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	350	353,387
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	305,088
JPMCC, Series 2010-C2, Class C, 5.531%, 11/15/43(4)	500	504,958
JPMCC, Series 2011-C3, Class A2, 3.672%, 2/15/46(4)	675	676,033
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	85	86,562
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(5)	440	467,845
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(5)	1,225	1,265,391
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	352	362,515
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	498,808
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(5)	380	403,863
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	771	751,792
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	428	430,088
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	468	460,505
RBSCF, Series 2010-MB1, Class C, 4.669%, 4/15/24(4)(5)	325	331,554
VNO, Series 2010-VNO, Class C, 5.28%, 9/13/20(4)	600	589,605
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	632	660,290
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	473,752
WBCMT, Series 2004-C12, Class A4, 4.748%, 2/15/41(5)	585	627,905
WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	384	384,712
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(5)	610	647,759
WFCM, Series 2010-C1, Class C, 5.590%, 11/15/43(4)(5)	500	508,133

Total Commercial Mortgage-Backed Securities (identified cost $20,139,536)		$20,958,414

Asset-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$942,055

Total Asset-Backed Securities (identified cost $850,000)		$942,055

U.S. Treasury Obligations — 14.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 2.625%, 8/15/20	$20,000	$18,739,060
U.S. Treasury Bond, 6.375%, 8/15/27	260	328,900

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 3.375%, 11/15/19	$1,250	$1,262,208
U.S. Treasury Note, 4.25%, 11/15/13	635	687,239

Total U.S. Treasury Obligations (identified cost $22,256,918)		$21,017,407

Preferred Securities — 3.2%

Security	Shares	Value
Commercial Banks — 1.6%
Bank of America Corp., 8.125%(3)(6)	6,500	$719,790
Barclays Bank PLC, 7.434%(3)(4)(6)	7,000	718,797
JPMorgan Chase & Co., 7.90%(6)	6,500	735,221
KeyCorp Capital X, 8.00%	5,000	130,600

		$2,304,408

Consumer Finance — 0.3%
Ally Financial, Inc., Series A, 8.50%(6)	18,000	$449,307

		$449,307

Diversified Financial Services — 0.5%
PPTT, 2006-A GS, Class A, 6.063%(4)(7)	8,000	$806,891

		$806,891

Insurance — 0.8%
RAM Holdings, Ltd., Series A, 7.50%(6)(7)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities (identified cost $5,406,226)		$4,660,731

Interest Rate Swaptions — 1.3%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$1,791,100
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	75,420

Total Interest Rate Swaptions (identified cost $1,527,100)			$1,866,520

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(8)	$1,908	$1,908,463
Eaton Vance Cash Collateral Fund, LLC, 0.14%(8)(9)	7,531	7,531,015

Total Short-Term Investments (identified cost $9,439,478)		$9,439,478

Total Investments — 104.3% (identified cost $146,993,672)		$149,619,924

Other Assets, Less Liabilities — (4.3)%		$(6,204,647)

Net Assets — 100.0%		$143,415,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

VNO	-	Vornado DP LLC Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(2)		Security converts to floating rate after the indicated fixed-rate coupon period.

(3)		All or a portion of this security was on loan at March 31, 2011.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $7,876,456 or 5.5% of the Portfolio’s net assets.

(5)		Weighted average fixed-rate coupon that changes/updates monthly.

(6)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2011.

(7)		Non-income producing security.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $4,554 and $1,356, respectively.

(9)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2011, the Portfolio loaned securities having a market value of $7,377,162 and received $7,531,015 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,270,739

Gross unrealized appreciation	$5,667,265
Gross unrealized depreciation	(3,318,080)

Net unrealized appreciation	$2,349,185

A summary of open financial instruments at March 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 10.176% to 6/30/30, 12/31/49	A3/A-	$2,000	0.350%	6/20/11	$(3,996)

$(3,996)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$653

$653

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,000,000.

At March 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks in connection with its use of derivatives:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$653	$(3,996)
Interest Rate	Interest Rate Swaptions	1,866,520	—

Total		$1,867,173	$(3,996)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$58,889,674	$—	$58,889,674
Agency Mortgage-Backed Securities	—	31,845,645	—	31,845,645
Commercial Mortgage-Backed Securities	—	20,958,414	—	20,958,414
Asset-Backed Securities	—	942,055	—	942,055
U.S. Treasury Obligations	—	21,017,407	—	21,017,407
Preferred Securities	130,600	4,530,131	—	4,660,731
Interest Rate Swaptions	—	1,866,520	—	1,866,520
Short-Term Investments	—	9,439,478	—	9,439,478

Total Investments	$130,600	$149,489,324	$—	$149,619,924

Credit Default Swaps	$—	$653	$—	$653

Total	$130,600	$149,489,977	$—	$149,620,577

Liability Description

Credit Default Swaps	$—	$(3,996)	$—	$(3,996)

Total	$—	$(3,996)	$—	$(3,996)

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Large-Cap Growth Fund
March 31, 2011 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $199,687,046 and the Fund owned 88.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	29,800	$2,203,114
United Technologies Corp.	39,800	3,369,070

		$5,572,184

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	44,600	$2,236,244
FedEx Corp.	22,300	2,086,165

		$4,322,409

Auto Components — 2.2%
Johnson Controls, Inc.	62,900	$2,614,753
Lear Corp.	47,000	2,296,890

		$4,911,643

Automobiles — 1.4%
Ford Motor Co.(1)	210,200	$3,134,082

		$3,134,082

Beverages — 3.7%
Anheuser-Busch InBev NV ADR	39,200	$2,241,064
Coca-Cola Co. (The)	53,400	3,543,090
PepsiCo, Inc.	38,750	2,495,888

		$8,280,042

Biotechnology — 1.6%
Amgen, Inc.(1)	32,400	$1,731,780
Celgene Corp.(1)	32,228	1,854,077

		$3,585,857

Capital Markets — 2.3%
Ameriprise Financial, Inc.	38,800	$2,369,904
State Street Corp.	60,800	2,732,352

		$5,102,256

Chemicals — 2.7%
LyondellBasell Industries NV, Class A(1)	59,100	$2,337,405
Monsanto Co.	53,500	3,865,910

		$6,203,315

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	48,200	$1,799,788

		$1,799,788

Communications Equipment — 7.0%
Brocade Communications Systems, Inc.(1)	446,300	$2,744,745
Juniper Networks, Inc.(1)	120,400	5,066,432
QUALCOMM, Inc.	103,000	5,647,490
Research In Motion, Ltd.(1)	39,600	2,240,172

		$15,698,839

Computers & Peripherals — 6.7%
Apple, Inc.(1)	23,500	$8,188,575
EMC Corp.(1)	171,300	4,548,015
SanDisk Corp.(1)	49,900	2,299,891

		$15,036,481

1

Security	Shares	Value
Construction & Engineering — 2.1%
Fluor Corp.	37,200	$2,740,152
Shaw Group, Inc. (The)(1)	58,000	2,053,780

		$4,793,932

Consumer Finance — 1.3%
American Express Co.	65,700	$2,969,640

		$2,969,640

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	90,700	$4,181,270

		$4,181,270

Electrical Equipment — 0.7%
Emerson Electric Co.	28,200	$1,647,726

		$1,647,726

Energy Equipment & Services — 3.1%
Halliburton Co.	51,200	$2,551,808
Schlumberger, Ltd.	48,900	4,560,414

		$7,112,222

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	36,100	$2,646,852
Wal-Mart Stores, Inc.	76,300	3,971,415

		$6,618,267

Food Products — 1.1%
Mead Johnson Nutrition Co.	41,600	$2,409,888

		$2,409,888

Health Care Equipment & Supplies — 2.1%
Covidien PLC	44,500	$2,311,330
St. Jude Medical, Inc.	48,000	2,460,480

		$4,771,810

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	58,400	$2,639,680

		$2,639,680

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	74,000	$2,734,300

		$2,734,300

Household Products — 0.8%
Colgate-Palmolive Co.	22,000	$1,776,720

		$1,776,720

Industrial Conglomerates — 1.4%
3M Co.	34,000	$3,179,000

		$3,179,000

Insurance — 1.0%
Lincoln National Corp.	73,000	$2,192,920

		$2,192,920

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	12,700	$2,287,651

		$2,287,651

Internet Software & Services — 6.7%
Akamai Technologies, Inc.(1)	59,900	$2,276,200
Google, Inc., Class A(1)	13,400	7,855,214
VeriSign, Inc.	53,700	1,944,477

2

Security	Shares	Value
Yahoo! Inc.(1)	189,200	$3,150,180

		$15,226,071

IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A(1)	22,600	$1,839,640
International Business Machines Corp.	20,600	3,359,242

		$5,198,882

Machinery — 3.7%
Caterpillar, Inc.	26,607	$2,962,689
Deere & Co.	26,000	2,519,140
Illinois Tool Works, Inc.	53,800	2,890,136

		$8,371,965

Media — 2.5%
Discovery Communications, Inc., Class A(1)	52,000	$2,074,800
Walt Disney Co. (The)	81,400	3,507,526

		$5,582,326

Metals & Mining — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	34,600	$1,922,030
Nucor Corp.	70,200	3,230,604

		$5,152,634

Multiline Retail — 1.1%
Macy’s, Inc.	102,800	$2,493,928

		$2,493,928

Oil, Gas & Consumable Fuels — 7.0%
EOG Resources, Inc.	19,800	$2,346,498
Exxon Mobil Corp.	47,982	4,036,726
Hess Corp.	39,300	3,348,753
Occidental Petroleum Corp.	33,100	3,458,619
Southwestern Energy Co.(1)	61,000	2,621,170

		$15,811,766

Pharmaceuticals — 3.3%
Allergan, Inc.	42,700	$3,032,554
Shire PLC ADR	24,700	2,151,370
Teva Pharmaceutical Industries, Ltd. ADR	43,500	2,182,395

		$7,366,319

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	47,600	$1,874,488
Broadcom Corp., Class A	88,650	3,491,037
Cypress Semiconductor Corp.(1)	106,000	2,054,280
Intel Corp.	110,300	2,224,751
NXP Semiconductors NV(1)	57,500	1,722,987

		$11,367,543

Software — 6.0%
Activision Blizzard, Inc.	204,600	$2,244,462
Intuit, Inc.(1)	49,600	2,633,760
Microsoft Corp.	88,232	2,237,564
Oracle Corp.	196,300	6,550,531

		$13,666,317

Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.(1)	50,000	$2,413,500

		$2,413,500

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	41,900	$3,171,830

		$3,171,830

3

Security	Shares	Value
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A(1)	59,400	$3,078,108

		$3,078,108

Total Common Stocks (identified cost $169,487,832)		$221,863,111

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$3,032	$3,031,647

Total Short-Term Investments (identified cost $3,031,647)		$3,031,647

Total Investments — 99.7% (identified cost $172,519,479)		$224,894,758

Other Assets, Less Liabilities — 0.3%		$783,428

Net Assets — 100.0%		$225,678,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $2,790.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,613,860

Gross unrealized appreciation	$53,131,745
Gross unrealized depreciation	(850,847)

Net unrealized appreciation	$52,280,898

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$221,863,111	$—	$—	$221,863,111
Short-Term Investments	—	3,031,647	—	3,031,647

Total Investments	$221,863,111	$3,031,647	$—	$224,894,758

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Large-Cap Value Fund
March 31, 2011 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $17,769,658,791 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)(1)	1,600,000	$118,288,000
General Dynamics Corp.	3,000,000	229,680,000
Lockheed Martin Corp.	1,750,000	140,700,000
United Technologies Corp.	3,700,000	313,205,000

		$801,873,000

Beverages — 1.0%
PepsiCo, Inc.	2,750,000	$177,127,500

		$177,127,500

Biotechnology — 1.1%
Amgen, Inc.(2)	3,810,000	$203,644,500

		$203,644,500

Capital Markets — 2.7%
Ameriprise Financial, Inc.	2,150,000	$131,322,000
Goldman Sachs Group, Inc. (The)	2,200,000	348,634,000

		$479,956,000

Chemicals — 1.3%
Air Products and Chemicals, Inc.	1,250,000	$112,725,000
BASF SE	1,300,000	112,209,470

		$224,934,470

Commercial Banks — 9.2%
Fifth Third Bancorp	13,250,000	$183,910,000
HSBC Holdings PLC	9,000,000	92,961,870
KeyCorp	20,950,000	186,036,000
PNC Financial Services Group, Inc.	6,230,000	392,427,700
U.S. Bancorp(1)	10,475,000	276,854,250
Wells Fargo & Co.	16,200,000	513,540,000

		$1,645,729,820

Commercial Services & Supplies — 0.5%
Waste Management, Inc.(1)	2,475,000	$92,416,500

		$92,416,500

Communications Equipment — 1.0%
Cisco Systems, Inc.	4,370,360	$74,951,674
Telefonaktiebolaget LM Ericsson, Class B	7,500,000	96,493,800

		$171,445,474

Computers & Peripherals — 0.7%
Apple, Inc.(2)	375,000	$130,668,750

		$130,668,750

Consumer Finance — 1.1%
American Express Co.	4,250,000	$192,100,000

		$192,100,000

Diversified Financial Services — 6.2%
Bank of America Corp.(1)	26,950,000	$359,243,500
Citigroup, Inc.(2)	58,000,000	256,360,000
JPMorgan Chase & Co.	10,775,000	496,727,500

		$1,112,331,000

1

Security	Shares	Value
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	6,725,000	$205,785,000
Verizon Communications, Inc.(1)	7,000,000	269,780,000

		$475,565,000

Electric Utilities — 1.0%
American Electric Power Co., Inc.	5,150,000	$180,971,000

		$180,971,000

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	5,725,000	$196,482,000
Wal-Mart Stores, Inc.	7,650,000	398,182,500

		$594,664,500

Food Products — 3.1%
Kraft Foods, Inc., Class A(1)	4,475,000	$140,336,000
Nestle SA	4,725,000	270,577,529
Unilever NV	4,500,000	141,120,000

		$552,033,529

Health Care Equipment & Supplies — 1.1%
Covidien PLC(1)	3,650,000	$189,581,000

		$189,581,000

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	5,975,000	$270,070,000
WellPoint, Inc.	1,700,000	118,643,000

		$388,713,000

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.(1)	3,250,000	$124,670,000
McDonald’s Corp.	4,000,000	304,360,000

		$429,030,000

Industrial Conglomerates — 2.1%
General Electric Co.	18,500,000	$370,925,000

		$370,925,000

Insurance — 5.2%
Lincoln National Corp.(1)	6,980,000	$209,679,200
MetLife, Inc.(1)	7,480,000	334,580,400
Prudential Financial, Inc.	6,100,000	375,638,000

		$919,897,600

IT Services — 2.1%
Accenture PLC, Class A	3,300,000	$181,401,000
International Business Machines Corp.	1,150,000	187,530,500

		$368,931,500

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)(2)	2,000,000	$111,100,000

		$111,100,000

Machinery — 1.3%
Illinois Tool Works, Inc.(1)	4,350,000	$233,682,000

		$233,682,000

Media — 1.7%
Time Warner Cable, Inc.(1)	2,000,000	$142,680,000
Walt Disney Co. (The)	3,500,000	150,815,000

		$293,495,000

Metals & Mining — 3.9%
BHP Billiton, Ltd. ADR(1)	2,900,000	$278,052,000
Freeport-McMoRan Copper & Gold, Inc.	5,000,000	277,750,000

2

Security	Shares	Value
United States Steel Corp.(1)	2,500,000	$134,850,000

		$690,652,000

Multi-Utilities — 2.5%
PG&E Corp.	2,000,000	$88,360,000
Public Service Enterprise Group, Inc.	5,725,000	180,394,750
Sempra Energy(1)	3,400,000	181,900,000

		$450,654,750

Multiline Retail — 1.6%
Kohl’s Corp.(1)	1,901,626	$100,862,243
Target Corp.	3,750,000	187,537,500

		$288,399,743

Oil, Gas & Consumable Fuels — 15.1%
Apache Corp.	3,500,000	$458,220,000
ConocoPhillips	6,625,000	529,072,500
Exxon Mobil Corp.	5,075,000	426,959,750
Hess Corp.	4,700,000	400,487,000
Occidental Petroleum Corp.	4,385,000	458,188,650
Peabody Energy Corp.(1)	5,650,000	406,574,000

		$2,679,501,900

Pharmaceuticals — 7.3%
Abbott Laboratories(1)	3,975,000	$194,973,750
Johnson & Johnson(1)	6,225,000	368,831,250
Merck & Co., Inc.	8,200,000	270,682,000
Pfizer, Inc.	22,500,000	456,975,000

		$1,291,462,000

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	1,250,000	$150,100,000
Boston Properties, Inc.	1,600,000	151,760,000
Simon Property Group, Inc.	1,400,000	150,024,000

		$451,884,000

Road & Rail — 1.7%
Union Pacific Corp.	3,000,000	$294,990,000

		$294,990,000

Software — 2.3%
Microsoft Corp.	7,750,000	$196,540,000
Oracle Corp.	6,500,000	216,905,000

		$413,445,000

Specialty Retail — 1.5%
Best Buy Co., Inc.(1)	1,977,792	$56,802,186
TJX Companies, Inc. (The)	4,350,000	216,325,500

		$273,127,686

Tobacco — 0.8%
Philip Morris International, Inc.	2,150,000	$141,104,500

		$141,104,500

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC ADR	5,750,000	$165,312,500

		$165,312,500

Total Common Stocks (identified cost $13,467,210,638)		$17,481,350,222

3

Short-Term Investments — 5.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.14%(3)(4)	$673,462	$673,462,497
Eaton Vance Cash Reserves Fund, LLC, 0.17%(4)	245,727	245,726,821

Total Short-Term Investments (identified cost $919,189,318)		$919,189,318

Total Investments — 103.4% (identified cost $14,386,399,956)		$18,400,539,540

Other Assets, Less Liabilities — (3.4)%		$(598,488,452)

Net Assets — 100.0%		$17,802,051,088

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2011, the Portfolio loaned securities having a market value of $654,637,489 and received $673,462,497 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 were $197,127 and $161,748, respectively.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,583,643,118

Gross unrealized appreciation	$3,876,840,833
Gross unrealized depreciation	(59,944,411)

Net unrealized appreciation	$3,816,896,422

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,284,052,429	$—		$—	$1,284,052,429
Consumer Staples	1,194,352,500	270,577,529		—	1,464,930,029
Energy	2,679,501,900	—		—	2,679,501,900
Financials	4,708,936,550	92,961,870		—	4,801,898,420
Health Care	2,184,500,500	—		—	2,184,500,500
Industrials	1,793,886,500	—		—	1,793,886,500
Information Technology	987,996,924	96,493,800		—	1,084,490,724
Materials	803,377,000	112,209,470		—	915,586,470
Telecommunication Services	640,877,500	—		—	640,877,500
Utilities	631,625,750	—		—	631,625,750

Total Common Stocks	$16,909,107,553	$572,242,669	*	$—	$17,481,350,222

Short-Term Investments	$—	$919,189,318		$—	$919,189,318

Total Investments	$16,909,107,553	$1,491,431,987		$—	$18,400,539,540

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Real Estate Fund
March 31, 2011
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.3%

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Choice Hotels International, Inc.	2,365	$91,880
Marriott International, Inc., Class A	3,010	107,096

		$198,976

Other — 4.1%
American Tower Corp., Class A(1)	1,040	$53,893
Brookfield Properties Corp.	5,875	104,105
CB Richard Ellis Group, Inc., Class A(1)	2,035	54,335
Jones Lang LaSalle, Inc.	545	54,358

		$266,691

Real Estate Investment Trusts — 90.2%

Security	Shares	Value

Diversified, Specialty & Other — 5.5%
Alexandria Real Estate Equities, Inc.	1,490	$116,175
American Assets Trust, Inc.	1,795	38,180
BioMed Realty Trust, Inc.	3,135	59,628
Digital Realty Trust, Inc.	1,050	61,047
Plum Creek Timber Co., Inc.	1,990	86,784

		$361,814

Health Care — 7.1%
Cogdell Spencer, Inc.	4,325	$25,690
HCP, Inc.	2,590	98,264
Health Care REIT, Inc.	1,340	70,270
Nationwide Health Properties, Inc.	3,545	150,769
Ventas, Inc.	2,220	120,546

		$465,539

Hotels & Resorts — 3.6%
DiamondRock Hospitality Co.	3,170	$35,409
Host Hotels & Resorts, Inc.	9,540	167,999
LaSalle Hotel Properties	1,345	36,315

		$239,723

Industrial — 6.3%
AMB Property Corp.	5,135	$184,706
EastGroup Properties, Inc.	1,375	60,459
ProLogis	10,500	167,790

		$412,955

Mall — 13.5%
Macerich Co. (The)	1,780	$88,163
Simon Property Group, Inc.	6,315	676,716

1

Security	Shares	Value

Taubman Centers, Inc.	2,280	122,162

		$887,041

Office — 17.7%
Boston Properties, Inc.	4,025	$381,771
Brandywine Realty Trust	2,390	29,015
Corporate Office Properties Trust	2,895	104,625
Douglas Emmett, Inc.	3,055	57,281
Highwoods Properties, Inc.	3,070	107,481
Liberty Property Trust, Inc.	1,875	61,688
Mack-Cali Realty Corp.	1,370	46,443
PS Business Parks, Inc.	1,035	59,968
Vornado Realty Trust	3,625	317,187

		$1,165,459

Residential — 20.7%
American Campus Communities, Inc.	4,265	$140,745
AvalonBay Communities, Inc.	3,205	384,856
Camden Property Trust	2,625	149,153
Equity Residential	6,795	383,306
Essex Property Trust, Inc.	1,330	164,920
Home Properties, Inc.	945	55,708
Mid-America Apartment Communities, Inc.	1,325	85,065

		$1,363,753

Shopping Center — 9.6%
Acadia Realty Trust	1,470	$27,812
Developers Diversified Realty Corp.	8,925	124,950
Federal Realty Investment Trust	2,480	202,269
Kimco Realty Corp.	3,625	66,483
Regency Centers Corp.	3,075	133,701
Tanger Factory Outlet Centers	1,580	41,459
Urstadt Biddle Properties, Inc.	2,065	39,276

		$635,950

Storage — 6.2%
Extra Space Storage, Inc.	4,165	$86,257
Public Storage, Inc.	2,340	259,529
U-Store-It Trust	6,240	65,645

		$411,431

Total Real Estate Investment Trusts		$5,943,665

Total Common Stocks (identified cost $5,613,791)		$6,409,332

Short-Term Investments — 2.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$191	$191,421

2

Value

Total Short-Term Investments (identified cost $191,421)	$191,421

Total Investments — 100.2% (identified cost $5,805,212)	$6,600,753

Other Assets, Less Liabilities — (0.2)%	$(9,928)

Net Assets — 100.0%	$6,590,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $90.
The Fund did not have any open financial instruments at March 31, 2011.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,839,778

Gross unrealized appreciation	$762,271
Gross unrealized depreciation	(1,296)

Net unrealized appreciation	$760,975

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,409,332	$—	$—	$6,409,332
Short-Term Investments	—	191,421	—	191,421

Total Investments	$6,409,332	$191,421	$—	$6,600,753

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Small-Cap Fund
March 31, 2011 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $210,951,404 and the Fund owned 93.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 2.3%
Aerovironment, Inc.(1)	112,960	$3,950,211
KEYW Holding Corp. (The)(1)	99,913	1,226,932

		$5,177,143

Auto Components — 2.5%
Dana Holding Corp.(1)	121,680	$2,116,015
Tenneco, Inc.(1)	83,530	3,545,849

		$5,661,864

Building Products — 3.8%
A.O. Smith Corp.	13,370	$592,826
Armstrong World Industries, Inc.	76,670	3,547,521
Trex Co., Inc.(1)	134,970	4,402,721

		$8,543,068

Capital Markets — 4.6%
Greenhill & Co., Inc.	50,690	$3,334,895
Lazard, Ltd., Class A	81,830	3,402,492
Stifel Financial Corp.(1)	48,880	3,509,095

		$10,246,482

Chemicals — 1.8%
Kraton Performance Polymers, Inc.(1)	105,190	$4,023,517

		$4,023,517

Commercial Banks — 3.5%
PrivateBancorp, Inc.	71,090	$1,086,966
SVB Financial Group(1)	62,130	3,537,061
Texas Capital Bancshares, Inc.(1)	44,570	1,158,374
Webster Financial Corp.	93,820	2,010,563

		$7,792,964

Commercial Services & Supplies — 2.0%
Team, Inc.(1)	174,891	$4,592,638

		$4,592,638

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	574,870	$3,535,450
Sycamore Networks, Inc.	126,100	3,080,623

		$6,616,073

Computers & Peripherals — 1.3%
Quantum Corp.(1)	1,166,640	$2,939,933

		$2,939,933

Construction & Engineering — 1.4%
MYR Group, Inc./Delaware(1)	134,410	$3,215,087

		$3,215,087

Distributors — 1.5%
LKQ Corp.(1)	142,170	$3,426,297

		$3,426,297

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.9%
Elster Group SE ADR(1)	98,000	$1,592,500
Itron, Inc.(1)	59,980	3,385,271
National Instruments Corp.	118,545	3,884,720

		$8,862,491

Energy Equipment & Services — 2.4%
Patterson-UTI Energy, Inc.	63,570	$1,868,322
Tidewater, Inc.	59,230	3,544,916

		$5,413,238

Food Products — 2.5%
Corn Products International, Inc.	70,180	$3,636,728
Mead Johnson Nutrition Co., Class A	34,254	1,984,334

		$5,621,062

Health Care Equipment & Supplies — 3.1%
Analogic Corp.	61,080	$3,454,074
West Pharmaceutical Services, Inc.	80,165	3,588,987

		$7,043,061

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(1)	38,897	$2,175,509
MEDNAX, Inc.(1)	49,900	3,323,839
Owens & Minor, Inc.	109,440	3,554,611
Team Health Holdings, Inc.(1)	94,730	1,655,881
VCA Antech, Inc.(1)	132,490	3,336,098

		$14,045,938

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	45,670	$3,288,240
WMS Industries, Inc.(1)	88,320	3,122,112

		$6,410,352

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	77,300	$3,916,018

		$3,916,018

Household Products — 1.6%
Church & Dwight Co., Inc.	45,845	$3,637,342

		$3,637,342

Insurance — 1.3%
Hanover Insurance Group, Inc. (The)	65,880	$2,981,070

		$2,981,070

Internet Software & Services — 0.8%
SAVVIS, Inc.(1)	48,060	$1,782,545

		$1,782,545

IT Services — 1.6%
Euronet Worldwide, Inc.(1)	182,585	$3,529,368

		$3,529,368

Life Sciences Tools & Services — 2.0%
Bruker Corp.(1)	210,500	$4,388,925

		$4,388,925

Machinery — 6.1%
Astec Industries, Inc.(1)	85,554	$3,190,308
Kadant, Inc.(1)	4,600	120,474
RBC Bearings, Inc.(1)	81,870	3,129,890

2

Security	Shares	Value
Tennant Co.	85,870	$3,609,975
Valmont Industries, Inc.	34,870	3,639,382

		$13,690,029

Media — 3.2%
IMAX Corp.(1)	108,920	$3,483,262
John Wiley & Sons, Inc., Class A	71,800	3,650,312

		$7,133,574

Metals & Mining — 1.6%
Compass Minerals International, Inc.	37,280	$3,486,798

		$3,486,798

Multiline Retail — 1.8%
Big Lots, Inc.(1)	95,660	$4,154,514

		$4,154,514

Oil, Gas & Consumable Fuels — 11.1%
Brigham Exploration Co.(1)	110,780	$4,118,801
Cabot Oil & Gas Corp.	84,660	4,484,440
Carrizo Oil & Gas, Inc.(1)	114,040	4,211,497
James River Coal Co.(1)	166,690	4,028,897
Rosetta Resources, Inc.(1)	100,170	4,762,082
SM Energy Co.	44,390	3,293,294

		$24,899,011

Professional Services — 2.0%
Kelly Services, Inc., Class A(1)	210,422	$4,568,262

		$4,568,262

Real Estate Investment Trusts (REITs) — 1.8%
American Campus Communities, Inc.	50,360	$1,661,880
PS Business Parks, Inc.	42,329	2,452,542

		$4,114,422

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	174,439	$3,317,830

		$3,317,830

Road & Rail — 1.8%
Genesee & Wyoming, Inc., Class A(1)	70,910	$4,126,962

		$4,126,962

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	133,870	$2,815,286
Cypress Semiconductor Corp.(1)	168,810	3,271,538
Veeco Instruments, Inc.(1)	64,810	3,294,940

		$9,381,764

Software — 3.1%
Mentor Graphics Corp.(1)	258,880	$3,787,414
Parametric Technology Corp.(1)	144,520	3,250,255

		$7,037,669

Thrifts & Mortgage Finance — 0.9%
BankUnited, Inc.	72,280	$2,075,159

		$2,075,159

Total Common Stocks (identified cost $169,194,766)		$217,852,470

3

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$6,741	$6,740,663

Total Short-Term Investments (identified cost $6,740,663)		$6,740,663

Total Investments — 99.7% (identified cost $175,935,429)		$224,593,133

Other Assets, Less Liabilities — 0.3%		$668,901

Net Assets — 100.0%		$225,262,034

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $4,787.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$175,958,757

Gross unrealized appreciation	$51,676,011
Gross unrealized depreciation	(3,041,635)

Net unrealized appreciation	$48,634,376

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$217,852,470	$—	$—	$217,852,470
Short-Term Investments	—	6,740,663	—	6,740,663

Total Investments	$217,852,470	$6,740,663	$—	$224,593,133

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Small-Cap Value Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.3%

Security	Shares	Value
Aerospace & Defense — 2.6%
AAR Corp.(1)	19,500	$540,540
GeoEye, Inc.(1)	13,200	548,856

		$1,089,396

Building Products — 1.4%
A.O. Smith Corp.	13,200	$585,288

		$585,288

Chemicals — 2.2%
Calgon Carbon Corp.(1)	13,400	$212,792
RPM International, Inc.	29,200	692,916

		$905,708

Commercial Banks — 6.0%
First Midwest Bancorp, Inc.	30,200	$356,058
MB Financial, Inc.	10,400	217,984
National Penn Bancshares, Inc.	57,100	441,954
Prosperity Bancshares, Inc.	17,200	735,644
Trustmark Corp.	30,800	721,336

		$2,472,976

Commercial Services & Supplies — 2.0%
Brink’s Co. (The)	25,400	$840,994

		$840,994

Communications Equipment — 1.3%
NETGEAR, Inc.(1)	16,200	$525,528

		$525,528

Construction & Engineering — 5.8%
Chicago Bridge & Iron Co. NV	18,000	$731,880
Emcor Group, Inc.(1)	19,300	597,721
Tutor Perini Corp.	43,700	1,064,532

		$2,394,133

Containers & Packaging — 2.2%
AptarGroup, Inc.	17,700	$887,301

		$887,301

Electric Utilities — 6.5%
Cleco Corp.	28,400	$973,836
Portland General Electric Co.	34,500	820,065
Westar Energy, Inc.	32,600	861,292

		$2,655,193

Electrical Equipment — 2.3%
General Cable Corp.(1)	21,400	$926,620

		$926,620

Energy Equipment & Services — 3.3%
Bristow Group, Inc.(1)	18,600	$879,780
Oil States International, Inc.(1)	6,500	494,910

		$1,374,690

1

Security	Shares	Value
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club, Inc.(1)	11,400	$556,548

		$556,548

Food Products — 2.8%
J & J Snack Foods Corp.	15,900	$748,413
Lancaster Colony Corp.	6,600	399,960

		$1,148,373

Health Care Equipment & Supplies — 3.8%
Teleflex, Inc.	14,600	$846,508
West Pharmaceutical Services, Inc.	16,400	734,228

		$1,580,736

Health Care Providers & Services — 3.4%
Magellan Health Services, Inc.(1)	11,900	$584,052
Owens & Minor, Inc.	25,100	815,248

		$1,399,300

Insurance — 6.1%
Argo Group International Holding, Ltd.	23,500	$776,440
Aspen Insurance Holdings, Ltd.	22,100	609,076
Protective Life Corp.	23,100	613,305
Tower Group, Inc.	21,700	521,451

		$2,520,272

IT Services — 1.1%
MAXIMUS, Inc.	5,600	$454,552

		$454,552

Machinery — 4.3%
Barnes Group, Inc.	36,400	$760,032
Crane Co.	10,200	493,986
Wabtec Corp.	7,600	515,508

		$1,769,526

Oil, Gas & Consumable Fuels — 4.0%
Gulfport Energy Corp.(1)	7,500	$271,125
Stone Energy Corp.(1)	34,800	1,161,276
VAALCO Energy, Inc.(1)	27,300	211,848

		$1,644,249

Professional Services — 1.5%
Towers Watson & Co., Class A	11,000	$610,060

		$610,060

Real Estate Investment Trusts (REITs) — 7.5%
Corporate Office Properties Trust	18,900	$683,046
LaSalle Hotel Properties	27,600	745,200
Pebblebrook Hotel Trust	9,100	201,565
Senior Housing Properties Trust	31,500	725,760
Tanger Factory Outlet Centers	27,400	718,976

		$3,074,547

Road & Rail — 4.0%
Arkansas Best Corp.	24,100	$624,672
Genesee & Wyoming, Inc., Class A(1)	8,100	471,420
Old Dominion Freight Line, Inc.(1)	16,200	568,458

		$1,664,550

Software — 3.6%
JDA Software Group, Inc.(1)	33,400	$1,010,684
NetScout Systems, Inc.(1)	16,500	450,780

		$1,461,464

2

Security	Shares	Value
Specialty Retail — 4.9%
Buckle, Inc. (The)	11,900	$480,760
Children’s Place Retail Stores, Inc. (The)(1)	13,100	652,773
Dick’s Sporting Goods, Inc.(1)	10,000	399,800
Finish Line, Inc., Class A (The)	25,400	504,190

		$2,037,523

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.(1)	20,700	$592,641
Hanesbrands, Inc.(1)	22,300	602,992

		$1,195,633

Thrifts & Mortgage Finance — 4.4%
Astoria Financial Corp.	45,100	$648,087
First Niagara Financial Group, Inc.	43,300	588,014
Washington Federal, Inc.	34,300	594,762

		$1,830,863

Total Common Stocks (identified cost $28,877,900)		$37,606,023

Short-Term Investments — 8.7%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/11	$3,557	$3,556,701

Total Short-Term Investments (identified cost $3,556,701)		$3,556,701

Total Investments — 100.0% (identified cost $32,434,601)		$41,162,724

Other Assets, Less Liabilities — 0.0%(2)		$12,742

Net Assets — 100.0%		$41,175,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,460,944

Gross unrealized appreciation	$8,787,745
Gross unrealized depreciation	(85,965)

Net unrealized appreciation	$8,701,780

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$37,606,023	$—	$—	$37,606,023
Short-Term Investments	—	3,556,701	—	3,556,701

Total Investments	$37,606,023	$3,556,701	$—	$41,162,724

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Special Equities Fund
March 31, 2011 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2011, the value of the Fund’s investment in the Portfolio was $81,783,211 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	41,740	$1,459,648

		$1,459,648

Auto Components — 2.9%
Lear Corp.	22,740	$1,111,304
Tenneco, Inc.(1)	30,390	1,290,055

		$2,401,359

Building Products — 1.9%
A.O. Smith Corp.	4,980	$220,813
Armstrong World Industries, Inc.	28,740	1,329,800

		$1,550,613

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(1)	12,120	$1,325,564
Lazard, Ltd., Class A	32,280	1,342,203

		$2,667,767

Chemicals — 3.9%
CF Industries Holdings, Inc.	9,260	$1,266,675
Ecolab, Inc.	24,550	1,252,541
FMC Corp.	7,820	664,153

		$3,183,369

Commercial Banks — 4.4%
CIT Group, Inc.(1)	28,740	$1,222,887
Huntington Bancshares, Inc.	180,240	1,196,793
KeyCorp	130,970	1,163,014

		$3,582,694

Communications Equipment — 4.6%
Brocade Communications Systems, Inc.(1)	214,320	$1,318,068
Harris Corp.	27,200	1,349,120
Sycamore Networks, Inc.	45,920	1,121,826

		$3,789,014

Construction & Engineering — 1.6%
Quanta Services, Inc.(1)	58,050	$1,302,062

		$1,302,062

Electrical Equipment — 1.5%
AMETEK, Inc.	28,510	$1,250,734

		$1,250,734

Electronic Equipment, Instruments & Components — 7.1%
FLIR Systems, Inc.	39,430	$1,364,672
Itron, Inc.(1)	22,680	1,280,059
National Instruments Corp.	53,610	1,756,800
Trimble Navigation, Ltd.(1)	27,380	1,383,785

		$5,785,316

Energy Equipment & Services — 1.6%
Tidewater, Inc.	22,680	$1,357,398

		$1,357,398

Food Products — 4.2%
Bunge, Ltd.	17,930	$1,296,877
Corn Products International, Inc.	26,100	1,352,502

1

Security	Shares	Value
Mead Johnson Nutrition Co., Class A	13,012	$753,785

		$3,403,164

Health Care Providers & Services — 6.1%
Catalyst Health Solutions, Inc.(1)	21,764	$1,217,260
MEDNAX, Inc.(1)	18,580	1,237,614
Owens & Minor, Inc.	40,100	1,302,448
VCA Antech, Inc.(1)	50,500	1,271,590

		$5,028,912

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	16,640	$1,198,080
WMS Industries, Inc.(1)	32,590	1,152,056

		$2,350,136

Household Durables — 1.8%
Tempur-Pedic International, Inc.(1)	28,500	$1,443,810

		$1,443,810

Household Products — 1.7%
Church & Dwight Co., Inc.	17,594	$1,395,908

		$1,395,908

Internet Software & Services — 2.3%
SAVVIS, Inc.(1)	18,410	$682,827
VeriSign, Inc.	34,280	1,241,279

		$1,924,106

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	67,970	$1,313,860
Teradata Corp.(1)	28,940	1,467,258

		$2,781,118

Life Sciences Tools & Services — 2.0%
Bruker Corp.(1)	78,610	$1,639,018

		$1,639,018

Machinery — 1.6%
AGCO Corp.(1)	24,400	$1,341,268

		$1,341,268

Media — 1.6%
John Wiley & Sons, Inc., Class A	26,240	$1,334,042

		$1,334,042

Metals & Mining — 3.4%
Allegheny Technologies, Inc.	19,200	$1,300,224
IAMGOLD Corp.	65,930	1,451,779

		$2,752,003

Multiline Retail — 1.9%
Big Lots, Inc.(1)	36,460	$1,583,458

		$1,583,458

Oil, Gas & Consumable Fuels — 11.6%
Brigham Exploration Co.(1)	42,680	$1,586,843
Cabot Oil & Gas Corp.	31,560	1,671,733
International Coal Group, Inc.(1)	115,090	1,300,517
PetroBakken Energy, Ltd., Class A	66,960	1,268,062
Pioneer Natural Resources Co.	12,210	1,244,443
Rosetta Resources, Inc.(1)	26,080	1,239,843
SM Energy Co.	16,170	1,199,652

		$9,511,093

2

Security	Shares	Value
Pharmaceuticals — 3.5%
Perrigo Co.	20,170	$1,603,918
Warner Chilcott PLC, Class A	54,370	1,265,734

		$2,869,652

Professional Services — 3.0%
Nielsen Holdings NV(1)	47,600	$1,299,956
Robert Half International, Inc.	36,830	1,126,998

		$2,426,954

Real Estate Investment Trusts (REITs) — 0.8%
Essex Property Trust, Inc.	5,150	$638,600

		$638,600

Road & Rail — 1.6%
Genesee & Wyoming, Inc., Class A(1)	22,750	$1,324,050

		$1,324,050

Semiconductors & Semiconductor Equipment — 5.0%
Cirrus Logic, Inc.(1)	28,370	$596,621
Cypress Semiconductor Corp.(1)	74,950	1,452,531
NXP Semiconductors NV(1)	25,860	775,800
Veeco Instruments, Inc.(1)	24,260	1,233,378

		$4,058,330

Software — 3.0%
Parametric Technology Corp.(1)	52,130	$1,172,404
Synopsys, Inc.(1)	45,450	1,256,692

		$2,429,096

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	19,960	$1,309,775

		$1,309,775

Thrifts & Mortgage Finance — 1.0%
BankUnited, Inc.	27,480	$788,951

		$788,951

Total Common Stocks (identified cost $60,847,671)		$80,663,418

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,924	$1,923,652

Total Short-Term Investments (identified cost $1,923,652)		$1,923,652

Total Investments — 101.0% (identified cost $62,771,323)		$82,587,070

Other Assets, Less Liabilities — (1.0)%		$(803,823)

Net Assets — 100.0%		$81,783,247

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $1,547.

3

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,868,723

Gross unrealized appreciation	$20,573,224
Gross unrealized depreciation	(854,877)

Net unrealized appreciation	$19,718,347

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$80,663,418	$—	$—	$80,663,418
Short-Term Investments	—	1,923,652	—	1,923,652

Total Investments	$80,663,418	$1,923,652	$—	$82,587,070

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Parametric Option Absolute Return Strategy Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 36.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Archer Daniels Midland Co., 0.472%, 8/13/12(1)	$160	$160,283

		$160,283

Banks — 22.2%
Abbey National Treasury Services PLC, 0.678%, 1/20/12(1)(2)	$215	$215,004
American Express Co., 0.378%, 5/29/12(1)	100	99,782
American Express Co., 0.406%, 6/12/12(1)	250	249,350
American Express Co., MTN, 1.954%, 6/19/13(1)	100	102,314
Australia and New Zealand Banking Group, Ltd., MTN, 0.531%, 12/1/11(1)	250	250,254
Bank of America Corp., MTN, 1.723%, 1/30/14(1)	250	254,297
Barclays Bank PLC, 1.343%, 1/13/14(1)	225	227,707
Barclays Bank PLC, 2.50%, 1/23/13	156	158,707
BB&T Corp., 3.10%, 7/28/11	50	50,401
BB&T Corp., 6.50%, 8/1/11	200	203,805
BB&T Corp., MTN, 3.85%, 7/27/12	200	207,060
BNP Paribas, 1.203%, 1/10/14(1)	200	201,362
Citigroup, Inc., 0.404%, 5/18/11(1)	70	70,003
Citigroup, Inc., 0.434%, 3/16/12(1)	100	99,753
Citigroup, Inc., 0.435%, 3/7/14(1)	125	122,346
Citigroup, Inc., 2.312%, 8/13/13(1)	125	128,762
Citigroup, Inc., 5.25%, 2/27/12	100	103,901
Credit Suisse USA, Inc., 0.553%, 4/12/13(1)	270	269,767
Credit Suisse USA, Inc., 6.125%, 11/15/11	151	156,126
Fifth Third Bank, 0.424%, 5/17/13(1)	200	196,711
Goldman Sachs Group, Inc., 0.908%, 9/29/14(1)	255	253,554
Goldman Sachs Group, Inc., MTN, 0.491%, 2/6/12(1)	250	249,941
Goldman Sachs Group, Inc., MTN, 0.531%, 8/5/11(1)	100	100,072
HSBC Finance Corp., 0.553%, 1/15/14(1)	150	147,897
HSBC Finance Corp., 0.573%, 4/24/12(1)	80	79,908
HSBC Finance Corp., 0.653%, 7/19/12(1)	125	124,665
HSBC Finance Corp., 5.70%, 6/1/11	30	30,233
HSBC Finance Corp., 6.75%, 5/15/11	155	156,066
HSBC Finance Corp., MTN, 0.522%, 8/9/11(1)	50	50,019
JPMorgan Chase & Co., 1.057%, 9/30/13(1)	225	226,098
JPMorgan Chase & Co., 5.75%, 1/2/13	125	133,612
JPMorgan Chase & Co., MTN, 1.103%, 1/24/14(1)	200	201,272
Mercantile Safe Deposit & Trust Co., 5.70%, 11/15/11	100	102,982
Merrill Lynch & Co., Inc., 0.504%, 11/1/11(1)	225	224,894
Merrill Lynch & Co., Inc., MTN, 0.54%, 6/5/12(1)	125	124,509
Morgan Stanley, 6.75%, 4/15/11	135	135,225
Morgan Stanley, MTN, 0.553%, 1/9/12	75	75,016
Morgan Stanley, MTN, 0.603%, 1/9/14(1)	150	147,741
Morgan Stanley, MTN, 2.812%, 5/14/13(1)	325	336,661
National Australia Bank, 2.50%, 1/8/13(2)	200	203,571
National City Bank, 6.20%, 12/15/11	180	186,818
National City Bank, 7.25%, 10/21/11	150	154,741
PNC Funding Corp., 0.504%, 1/31/14(1)	175	173,777
Royal Bank of Scotland PLC, 2.733%, 8/23/13(1)	175	179,874
Sovereign Bank, 5.125%, 3/15/13	150	154,606
State Street Corp., 0.51%, 12/8/15(1)	200	194,225
State Street Corp., 0.66%, 3/7/14(1)	150	149,482
US Bank NA, 0.583%, 10/14/14(1)	125	123,651

1

	Principal
	Amount
Security	(000’s omitted)	Value
US Bank NA, 1.375%, 9/13/13(1)	$150	$149,705
US Bank NA, 6.375%, 8/1/11	125	127,428
Wachovia Corp., MTN, 0.494%, 8/1/13(1)	275	273,548
Wachovia Corp., MTN, 5.50%, 5/1/13	200	215,514

		$8,554,717

Beverages — 1.9%
Coca-Cola Refreshments USA, Inc., 0.363%, 5/15/12(1)	$100	$100,722
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	225	221,792
Coca-Cola Refreshments USA, Inc., 8.50%, 2/1/12	125	133,226
Diageo Capital PLC, 5.125%, 1/30/12	200	207,593
Diageo Finance BV, 3.875%, 4/1/11	46	46,000

		$709,333

Business Equipment and Services — 0.5%
eBay, Inc., 0.875%, 10/15/13	$210	$207,679

		$207,679

Communications Services — 1.2%
Telefonica Emisiones SAU, 0.641%, 2/4/13(1)	$200	$198,217
Telefonica Emisiones SAU, 5.984%, 6/20/11	275	278,011

		$476,228

Computers — 1.3%
Hewlett Packard Co., 0.435%, 9/13/12(1)	$41	$41,061
Hewlett Packard Co., 2.25%, 5/27/11	281	281,935
Hewlett-Packard Co., 6.50%, 7/1/12	150	160,269

		$483,265

Diversified Manufacturing — 0.1%
Caterpillar, Inc., 6.55%, 5/1/11	$50	$50,236

		$50,236

Drugs — 0.8%
Abbott Laboratories, 5.60%, 5/15/11	$215	$216,329
Merck & Co., Inc., 4.375%, 2/15/13	100	106,248

		$322,577

Energy — 0.6%
BP Capital Markets PLC, 1.55%, 8/11/11	$175	$175,641
Burlington Resources Finance, 6.50%, 12/1/11	50	51,954

		$227,595

Financial Services — 3.4%
Caterpillar Financial Service Corp., MTN, 5.125%, 10/12/11	$25	$25,618
Daimler Finance NA, LLC, MTN, 5.75%, 9/8/11	130	132,843
John Deere Capital Corp., MTN, 5.40%, 10/17/11	53	54,438
John Deere Capital Corp., MTN, 5.65%, 7/25/11	125	127,078
General Electric Capital Corp., 5.50%, 11/15/11	300	301,342
General Electric Capital Corp., MTN, 0.46%, 9/15/14(1)	205	201,802
General Electric Capital Corp., MTN, 1.309%, 9/23/13(1)	125	126,551
Western Union Co., 0.89%, 3/7/13(1)	250	250,431
Western Union Co., 5.40%, 11/17/11	100	102,956

		$1,323,059

Foods-Retail — 0.4%
McDonalds Corp., MTN, 5.75%, 3/1/12	$30	$31,433
McDonalds Corp., MTN, 6.00%, 4/15/11	100	100,163

		$131,596

Insurance — 2.8%
Allstate Corp., 6.125%, 2/15/12	$225	$235,572
Lincoln National Corp., 6.20%, 12/15/11	150	155,568

2

	Principal
	Amount
Security	(000’s omitted)	Value
MetLife, Inc., 1.561%, 8/6/13(1)	$125	$126,426
MetLife, Inc., 6.125%, 12/1/11	250	259,243
Prudential Financial, Inc., 3.625%, 9/17/12	150	154,457
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	157,548

		$1,088,814

Multimedia — 0.6%
Walt Disney Co. (The), MTN, 5.70%, 7/15/11	$205	$208,220

		$208,220

Real Estate Investment Trusts (REITs) — 0.4%
Boston Property LP, 6.25%, 1/15/13	$150	$161,955

		$161,955

Utilities — 0.3%
Southern Co., 5.30%, 1/15/12	$125	$129,458

		$129,458

Total Corporate Bonds & Notes (identified cost $14,186,379)		$14,235,015

Commercial Mortgage-Backed Securities — 4.0%

	Principal
	Amount
Security	(000’s omitted)	Value
ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29	$86	$88,764
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	60	61,254
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	131	135,626
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	150	151,012
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	104	105,016
CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	106	106,381
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	16	16,028
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	144	149,646
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	100	102,353
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	174	176,470
LB-UBS, Series 2004-C8, Class A4, 4.51%, 12/15/29	141	142,030
LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	21	20,571
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	135	141,795
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	131	137,028

Total Commercial Mortgage-Backed Securities (identified cost $1,537,258)		$1,533,974

U.S. Government Agency Obligations — 30.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank, 0.255%, 5/23/12(1)	$1,500	$1,500,954
Federal Farm Credit Bank, 1.11%, 6/14/12	1,035	1,036,658
Federal Home Loan Bank, 0.23%, 3/20/12(1)	2,500	2,501,687
Federal Home Loan Bank, 0.255%, 3/23/12(1)	2,500	2,501,577
Federal Home Loan Bank, 1.00% until 12/14/11 and 3.00% thereafter, 12/14/12	250	251,284
Federal Home Loan Mortgage Corp., 1.70%, 6/3/13	1,000	1,002,142
Federal Home Loan Mortgage Corp., 2.00%, 4/19/13	500	504,835
Federal Home Loan Mortgage Corp., 2.05%, 11/14/13	120	120,720
Federal Home Loan Mortgage Corp., 2.125%, 10/29/13	2,380	2,383,154

3

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., 0.875% until 9/17/11, 9/17/13(3)	$135	$134,866

Total U.S. Government Agency Obligations (identified cost $11,938,322)		$11,937,877

U.S. Treasury Obligations — 5.0%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 0.625%, 6/30/12	$500	$501,154
U.S. Treasury Note, 1.375%, 2/15/13	1,400	1,415,859

Total U.S. Treasury Obligations (identified cost $1,920,748)		$1,917,013

Call Options Purchased — 0.0%(4)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	52	$1,390	4/16/11	$1,690
S&P 500 Index FLEX	45	1,420	4/1/11	0
S&P 500 Index FLEX	45	1,425	4/5/11	0
S&P 500 Index FLEX	45	1,415	4/6/11	3
S&P 500 Index FLEX	45	1,410	4/8/11	27
S&P 500 Index FLEX	47	1,395	4/13/11	832
S&P 500 Index FLEX	49	1,385	4/14/11	2,367
S&P 500 Index FLEX	52	1,395	4/19/11	2,847
S&P 500 Index FLEX	48	1,400	4/21/11	2,549
S&P 500 Index FLEX	48	1,415	4/21/11	1,106
S&P 500 Index FLEX	49	1,415	4/26/11	2,164
S&P 500 Index FLEX	49	1,427	4/28/11	1,580

Total Call Options Purchased (identified cost $19,126)				$15,165

Put Options Purchased — 0.1%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	52	$1,120	4/16/11	$1,690
S&P 500 Index FLEX	45	1,175	4/1/11	0
S&P 500 Index FLEX	45	1,180	4/5/11	10
S&P 500 Index FLEX	45	1,160	4/6/11	11
S&P 500 Index FLEX	45	1,150	4/8/11	40
S&P 500 Index FLEX	47	1,110	4/13/11	95
S&P 500 Index FLEX	49	1,115	4/14/11	176
S&P 500 Index FLEX	52	1,155	4/19/11	2,067
S&P 500 Index FLEX	48	1,170	4/21/11	3,609
S&P 500 Index FLEX	48	1,185	4/21/11	4,943
S&P 500 Index FLEX	49	1,175	4/26/11	7,125
S&P 500 Index FLEX	49	1,195	4/28/11	11,951

Total Put Options Purchased (identified cost $156,841)				$31,717

4

Short-Term Investments — 25.7%

U.S. Government Agency Obligations — 18.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Discount Notes, 0.00%, 9/6/11	$7,200	$7,195,262

		$7,195,262

Certificates of Deposit — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Banco Bilbao Vizcaya, 0.484%, 7/29/11(1)	$250	$250,039
Bank of Nova Scotia, 0.603%, 10/18/12(1)	250	250,383

		$500,422

Commercial Paper — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Abbey National NA, 0.43%, 6/1/11	$203	$202,852
Societe Generale North America, 0.50%, 8/18/11	200	199,614

		$402,466

Other Securities — 4.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)	$1,813	$1,813,223

		$1,813,223

Total Short-Term Investments (identified cost $9,906,298)		$9,911,373

Total Investments — 102.6% (identified cost $39,664,972)		$39,582,134

Call Options Written — (1.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	52	$1,330	4/16/11	$(69,160)
S&P 500 Index FLEX	45	1,355	4/1/11	(9)
S&P 500 Index FLEX	45	1,360	4/5/11	(1,784)
S&P 500 Index FLEX	45	1,350	4/6/11	(7,678)
S&P 500 Index FLEX	45	1,345	4/8/11	(16,225)
S&P 500 Index FLEX	47	1,330	4/13/11	(58,125)
S&P 500 Index FLEX	49	1,325	4/14/11	(76,579)
S&P 500 Index FLEX	52	1,335	4/19/11	(67,750)
S&P 500 Index FLEX	48	1,335	4/21/11	(66,912)
S&P 500 Index FLEX	48	1,350	4/21/11	(37,371)
S&P 500 Index FLEX	49	1,350	4/26/11	(46,637)
S&P 500 Index FLEX	49	1,362	4/28/11	(30,987)

Total Call Options Written (premiums received $381,299)				$(479,217)

5

Put Options Written — (0.3)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	52	$1,180	4/16/11	$(5,330)
S&P 500 Index FLEX	45	1,240	4/1/11	0
S&P 500 Index FLEX	45	1,245	4/5/11	(474)
S&P 500 Index FLEX	45	1,225	4/6/11	(343)
S&P 500 Index FLEX	45	1,215	4/8/11	(671)
S&P 500 Index FLEX	47	1,175	4/13/11	(886)
S&P 500 Index FLEX	49	1,175	4/14/11	(1,193)
S&P 500 Index FLEX	52	1,215	4/19/11	(8,123)
S&P 500 Index FLEX	48	1,235	4/21/11	(14,134)
S&P 500 Index FLEX	48	1,250	4/21/11	(19,269)
S&P 500 Index FLEX	49	1,240	4/26/11	(22,759)
S&P 500 Index FLEX	49	1,260	4/28/11	(35,776)

Total Put Options Written (premiums received $394,584)				$(108,958)

Other Assets, Less Liabilities — (1.1)%				$(407,937)

Net Assets — 100.0%				$38,586,022

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MTN	-	Medium-Term Note

MSC	-	Morgan Stanley Capital I

(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $418,575 or 1.1% of the Fund’s net assets.

(3)		Step coupon bond whose coupon rate increases in increments to maturity. The stated interest rate represents the rate in effect at March 31, 2011.

(4)		Amount is less than 0.05%.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $390.

6

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,625,720

Gross unrealized appreciation	$71,612
Gross unrealized depreciation	(115,198)

Net unrealized depreciation	$(43,586)

Written call and put options activity for the year to date ended March 31, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	1,018	$585,740
Options written	3,426	2,156,861
Options exercised	(911)	(576,171)
Options expired	(2,385)	(1,390,547)

Outstanding, end of period	1,148	$775,883

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity risk in the normal course of pursuing its investments objectives. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $46,882 and $588,175, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$14,235,015	$—	$14,235,015
Commercial Mortgage-Backed Securities	—	1,533,974	—	1,533,974
U.S. Government Agency Obligations	—	11,937,877	—	11,937,877
U.S. Treasury Obligations	—	1,917,013	—	1,917,013
Call Options Purchased	1,690	13,475	—	15,165
Put Options Purchased	1,690	30,027	—	31,717
Short-Term Investments
U.S. Government Agency Obligations	—	7,195,262	—	7,195,262
Other Securities	—	2,716,111	—	2,716,111

Total Investments	$3,380	$39,578,754	$—	$39,582,134

Liability Description

Call Options Written	$(69,160)	$(410,057)	$—	$(479,217)
Put Options Written	(5,330)	(103,628)	—	(108,958)

Total	$(74,490)	$(513,685)	$—	$(588,175)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective May 1, 2011, the name of the Fund was changed from Eaton Vance Option Absolute Return Strategy Fund to Eaton Vance Parametric Option Absolute Return Strategy Fund.

8

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan. W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan. W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011